REGULATORY REQUIREMENTS	12 Months Ended
Mar. 31, 2026
REGULATORY REQUIREMENTS

26.	REGULATORY REQUIREMENTS

Capital requirement as of March 31, 2026	Minimum regulatory capital requirements HK$’000	Capital level maintained HK$’000

Bluemount Securities Limited	3,000	5,160
BAML[1]	100	258

Capital requirement as of March 31, 2025	Minimum regulatory capital requirements HK$’000	Capital level maintained HK$’000

Bluemount Securities Limited	3,000	4,532
BAML[1]	100	611

The Group’s operation subsidiaries maintain a capital level greater than the minimum regulatory capital requirements and it is in compliance with the minimum regulatory capital established by the HKSFC.

[1] BAML is only required to file its regulatory returns for June and December of every year. The capital levels reflected for the years or periods end represented the latest submitted regulatory form information.